Ordinary shares	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Ordinary shares

18. Ordinary shares

a) The following table sets forth the changes in the number of our ordinary shares outstanding as of December 31, 2025 and 2024

	2025				2024
	Ordinary Share	Class A Ordinary Share	Class B Ordinary Share	TOTAL	Ordinary Share
January 1	15,762,887	-	-	15,762,887	15,762,887
Issuance of ordinary shares	-	1,437,500	-	1,437,500	-
Share re-designation	(15,762,887)	9,665,704	6,097,183	-	-
December 31	-	11,103,204	6,097,183	17,200,387	15,762,887

b) The following table summarizes the movement in the carrying amount of our ordinary shares, as of December 31, 2025 and 2024:

	2025				2024
	Ordinary Share	Class A Ordinary Shares	Class B Ordinary Shares	TOTAL	Ordinary Share
January 1	$7,881,444	$-	$-	$7,881,444	$7,881,444
Issuance of ordinary shares		718,750	-	718,750	-
Share re-designation	(7,881,444)	4,832,852	3,048,592	-	-
December 31	$-	$5,551,602	$3,048,592	$8,600,194	$7,881,444

The Company’s authorized share capital was US$65,000,000, divided into 130,000,000 ordinary shares with a par value of US$0.50 per share. As of December 31, 2024, the Company had a single class of ordinary shares, of which 15,762,887 shares were issued and outstanding.

On July 31, 2025, the Company completed its initial public offering (“IPO”) of 1,250,000 ordinary shares at an offering price of US$4.00 per share, resulting in gross proceeds of US$5,000,000, before deducting underwriting discounts and commissions and other offering expenses.

On August 7, 2025, the Company issued an additional 187,500 ordinary shares at a price of US$4.00 per share pursuant to the full exercise of the over-allotment option, generating additional gross proceeds of US$750,000, before deducting underwriting discounts and commissions and other offering expenses.

The aggregate par value of the shares issued in the above transactions amounted to US$718,750 (representing 1,437,500 shares), which was recorded as ordinary shares. The excess of gross proceeds over par value amounted to US$5,031,250 and was initially recorded in capital surplus (additional paid-in capital), before deducting underwriting discounts and commissions and other offering expenses. In connection with the IPO, the Company incurred underwriting discounts and commissions and other offering expenses, which were accounted for as a reduction of capital surplus. As a result, the net increase in capital surplus arising from the IPO (including the full exercise of the over-allotment option) amounted to US$1,383,816.

On December 9, 2025, the shareholders approved a share capital reorganization and amended the memorandum and articles of association of the Company as follows:

a) The re-designation of existing ordinary shares into Class A and Class B ordinary shares, with authorized share capital consisting of 30,000,000 Class A ordinary shares with a par value of US$0.50 per share and 100,000,000 Class B ordinary shares with a par value of US$0.50 per share.

b) The repurchase of 4,888,092 and 1,209,091 Class A ordinary shares from New Moon Corporation and Mr. Jing-Bin Chiang, respectively, in exchange for the issuance of an equivalent number of Class B ordinary shares.

c) Each Class A ordinary share carries one (1) vote, while each Class B ordinary share carries ten (10) votes. Other than the difference in voting rights, Class A and Class B ordinary shares rank pari passu in all other respects, including rights to dividends and distributions.

As a result, as of December 31, 2025, a total of 17,200,387 shares were issued and outstanding, comprising 11,103,204 Class A ordinary shares and 6,097,183 Class B ordinary shares.